Document And Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Filer Category	Smaller Reporting Company
Trading Symbol	NEPH